UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash,Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

402-895-1600

Date of fiscal year end:

10/31

Date of reporting period:   7/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Anfield Universal Fixed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2014
Shares				Value

	EXCHANGE TRADED FUNDS - 1.9%
	DEBT FUND - 1.9%
10,953	BlackRock Floating Rate Income Strategies Fund			$ 157,175
22,000	PowerShares Senior Loan Portfolio			541,420

	TOTAL EXCHANGE TRADED FUNDS (Cost $711,031)			698,595

	MUTUAL FUNDS - 13.7%
	DEBT FUND - 13.7%
360,828	Fidelity Floating Rate High Income Fund			3,586,629
133,862	Vanguard Short-Term Investment Grade Fund			1,437,673

	TOTAL MUTUAL FUNDS (Cost $5,038,970)			5,024,302

Par Value		Coupon Rate (%)	Maturity
	BONDS & NOTES - 80.6% *
	AEROSPACE/DEFENSE - 1.4%
$ 250,000	L-3 Communications Corp.	5.2000	10/15/2019	$ 277,130
250,000	Northrop Grumman Corp.	1.7500	6/1/2018	248,242
				525,372
	ASSET BACKED SECURITIES - 9.3%
93,245	Bear Stearns Asset Backed Securities Trust 2005-SD1	0.7350	1/25/2045	92,055
55,824	Bravo Mortgage Asset Trust ^	0.3950	7/25/2036	52,223
63,355	Chase Funding Trust Series 2002-2	5.5990	9/25/2031	62,186
25,000	Citigroup Mortgage Loan Trust, Inc.	0.9800	10/25/2034	25,007
113,664	Countrywide Asset-Backed Certificates	1.0550	11/25/2034	113,105
76,324	Equity One Mortgage Pass-Through Trust 2002-4	0.7350	2/25/2033	72,897
10,237	Equity One Mortgage Pass-Through Trust 2003-4	5.3227	10/25/2034	10,539
119,697	Finance America Mortgage Loan Trust 2004-2	2.2550	8/25/2034	106,098
110,149	First Franklin Mortgage Loan Trust 2002-FF1	1.2808	4/25/2032	107,896
500,000	Goldman Sachs Asset Management CLO PLC ^	2.9896	8/1/2022	495,625
63,408	GSAMP Trust 2002-WF	1.3562	10/20/2032	61,317
500,000	Limerock CLO I ^	0.8626	4/24/2023	464,375
70,068	Long Beach Mortgage Loan Trust 2004-1	0.9800	2/25/2034	68,432
150,038	Merrill Lynch Mortgage Investors Trust Series 2004-WMC5	2.1050	7/25/2035	142,710
69,753	Morgan Stanley ABS Capital I, Inc. Trust 2005-HE6	0.4750	11/25/2035	68,282
500,000	PPM Grayhawk CLO Ltd. ^	0.5836	4/18/2021	468,750
65,000	RAMP Series 2005-RS3 Trust	0.5750	3/25/2035	61,892
500,000	Schiller Park CLO Ltd. ^	2.4841	4/25/2021	482,500
83,778	Structured Asset Investment Loan Trust 2003-BC13	2.7800	11/25/2033	79,206
63,384	Structured Asset Investment Loan Trust 2003-BC3	3.0800	4/25/2033	63,513
19,694	Structured Asset Investment Loan Trust 2005-7	0.4350	8/25/2035	19,691
129,355	Structured Asset Securities Corp. 2005-WF1	2.0600	2/25/2035	119,334
193,820	Structured Asset Securities Corp. 2005-WF1	2.2100	2/25/2035	180,040
				3,417,673
	AIRLINES - 2.1%
72,510	Delta Air Lines 2010-2 Class A Pass Through Trust	4.9500	5/23/2019	78,673
190,079	UAL 2009-2B Pass Through Trust ^	12.0000	1/15/2016	213,363
400,000	United Airlines, Inc. ^	6.7500	9/15/2015	402,500
91,326	Virgin Australia 2013-1B Trust ^	6.0000	10/23/2020	95,664
				790,200

	BANKS - 19.2%
100,000	Banco Santander Chile ^	3.7500	9/22/2015	103,142
100,000	Bank of America Corp.	3.7000	9/1/2015	103,141
268,000	Bank of America Corp.	1.9459	11/18/2020	275,370
375,000	Bank of America Corp.	1.9841	9/28/2020	382,687
181,000	Bank of America Corp.	1.9941	9/28/2020	186,430
250,000	Banque Federative du Credit Mutuel SA ^	2.5000	10/29/2018	252,225
500,000	Barclays Bank PLC	3.0000	2/22/2021	527,500
450,000	Citigroup, Inc.	1.6734	8/11/2020	456,750
350,000	First Tennessee Bank NA	5.0500	1/15/2015	355,963
344,000	Goldman Sachs Group, Inc.	1.5836	7/15/2020	345,995
250,000	Goldman Sachs Group, Inc.	1.6272	8/26/2020	252,500
135,000	HBOS PLC ^	6.7500	5/21/2018	154,552
252,000	HSBC Bank USA NA	4.8750	8/24/2020	280,456
100,000	JPMorgan Chase & Co.	1.1310	3/20/2017	99,709
250,000	JPMorgan Chase & Co.	1.7306	9/14/2021	252,500
335,000	JPMorgan Chase & Co.	2.5000	8/23/2021	352,119
263,000	JPMorgan Chase & Co.	2.6250	10/29/2020	281,410
200,000	Lloyds Bank PLC	3.2000	6/11/2015	204,270
100,000	Manufacturers & Traders Trust Co.	5.6290	12/1/2021	104,500
325,000	Morgan Stanley	2.7500	4/16/2019	342,063
250,000	Morgan Stanley	3.0000	11/30/2019	265,000
100,000	Morgan Stanley	3.0000	8/30/2015	102,164
250,000	Morgan Stanley	3.5000	9/30/2017	264,543
250,000	SunTrust Banks, Inc.	1.2371	7/31/2017	253,390
557,000	Wells Fargo & Co.	2.0000	1/31/2021	579,280
250,000	Zions Bancorporation	4.0000	6/20/2016	261,744
				7,039,403
	BEVERAGES - 0.2%
50,000	Central American Bottling Corp. ^	6.7500	2/9/2022	54,100

	BUILDING MATERIALS - 0.8%
300,000	Cemex SAB de CV ^	5.8750	3/25/2019	306,000

	COMMERCIAL SERVICES - 1.8%
137,000	Hertz Corp.	6.9000	8/15/2014	136,829
500,000	Lender Processing Services, Inc.	5.7500	4/15/2023	538,000
				674,829
	DIVERSIFIED FINANCIAL SERVICES - 4.6%
375,000	Ally Financial, Inc.	3.3500	5/15/2019	371,250
250,000	Ally Financial, Inc.	3.5000	1/27/2019	248,125
115,000	Ford Motor Credit Co. LLC	1.6286	8/20/2018	115,474
300,000	Ford Motor Credit Co. LLC	2.3750	3/12/2019	299,003
100,000	Ford Motor Credit Co. LLC	2.5000	1/15/2016	102,228
20,000	HSBC Finance Corp.	6.0000	8/15/2014	20,003
100,000	Lazard Group LLC	6.8500	6/15/2017	113,630
145,000	Nuveen Investments, Inc.	5.5000	9/15/2015	149,712
300,000	Skyway Concession Co. LLC ^	0.5141	6/30/2017	285,937
				1,705,362
	ELECTRIC - 1.5%
250,000	Entergy Corp.	5.1250	9/15/2020	276,782
250,000	PPL Energy Supply LLC	6.2000	5/15/2016	266,999
				543,781
	ENTERTAINMENT - 0.8%
25,000	CCM Merger, Inc. ^	9.1250	5/1/2019	26,500
250,000	NAI Entertainment Holdings ^	5.0000	8/1/2018	258,750
				285,250
	FOOD - 0.8%
250,000	Kroger Co.	6.8000	12/15/2018	296,002
10,000	Wells Enterprises, Inc. ^	6.7500	2/1/2020	10,450
				306,452

	FOREST PRODUCTS - 1.6%
725,000	Carter Holt Harvey, Ltd.	9.5000	12/1/2024	594,500

	HAND/MACHINE TOOLS - 0.7%
250,000	Kennametal, Inc.	2.6500	11/1/2019	249,976

	HEALTHCARE-SERVICES - 1.5%
500,000	HCA, Inc.	3.7500	3/15/2019	497,500
50,000	HCA, Inc.	6.3750	1/15/2015	51,062
				548,562
	HOME EQUITY ASSET BACKED SECURITIES - 6.3%
238,746	ABFC 2004-OPT2 Trust	1.9550	4/25/2033	232,204
9,653	ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3	0.8000	5/25/2035	9,669
61,112	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs Ser 2003-11	4.9673	12/25/2033	63,976
39,163	Asset Backed Securities Corp. Home Equity Loan Trust Serieis 2003-HE2	3.0020	4/15/2033	37,167
24,451	Citifinancial Mortgage Securities, Inc.	3.7650	4/25/2034	24,941
157,516	Citigroup HELOC Trust 2006-NCB1	0.2720	5/15/2036	155,811
112,632	Conseco Finance Corp.	0.8520	8/15/2033	107,883
121,421	Countrywide Asset-Backed Certificates	2.4050	9/25/2023	119,330
317,388	Home Equity Asset Trust	2.1050	10/25/2034	277,880
136,283	Home Equity Asset Trust	2.2550	4/25/2034	127,332
18,133	Home Equity Asset Trust 2005-4	0.8150	10/25/2035	18,053
12,110	Mastr Asset Backed Securities Trust 2005-HE1	0.8300	5/25/2035	12,127
183,815	Morgan Stanley ABS Capital I, Inc. Trust 2004-NC4	3.1550	4/25/2034	179,461
6,105	Morgan Stanley Home Equity Loan Trust 2005-2	0.8000	5/25/2035	6,113
104,061	New Century Home Equity Loan Trust ^	1.2800	10/25/2033	100,043
187,598	New Century Home Equity Loan Trust Series 2003-4	3.2300	10/25/2033	178,378
5,479	Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2005-FM1	0.6250	5/25/2035	5,466
213,286	NovaStar Mortgage Funding Trust Series 2003-3	2.6300	12/25/2033	206,058
47,446	Option One Mortgage Accep Corp. Ast Back Certs Ser 2003-3	3.1550	6/25/2033	44,846
84,359	Option One Mortgage Accept Corp. Asset-Backed Cert SE 2002-6	1.2800	11/25/2032	78,452
24,571	RASC Series 2002-KS2 Trust	7.2790	4/25/2032	25,569
126,210	Saxon Asset Securities Trust 2002-1	1.9550	11/25/2031	107,945
98,992	Saxon Asset Securities Trust 2003-3	2.5520	12/25/2033	85,782
105,683	Securitized Asset Backed Receivables LLC Trust 2004-OP1	2.1800	2/25/2034	94,782
				2,299,268
	HOUSEHOLD PRODUCTS/ARES - 0.7%
250,000	Armored Autogroup, Inc.	9.2500	11/1/2018	261,250

	INSURANCE -1.7%
300,000	Aspen Insurance Holdings Ltd.	4.6500	11/15/2023	311,306
300,000	Pacific Life Global Funding ^	4.1330	2/6/2016	314,625
				625,931
	IRON/STEEL - 1.5%
300,000	ArcelorMittal	5.7500	8/5/2020	313,125
250,000	Cliffs Natural Resources, Inc.	4.8000	10/1/2020	245,656
				558,781
	LODGING - 0.2%
65,000	MCE Finance Ltd. ^	5.0000	2/15/2021	64,838

	MEDIA - 0.5%
150,000	Time Warner Cable, Inc.	5.0000	2/1/2020	167,154

	MINING - 1.1%
100,000	Alcoa, Inc.	6.7500	7/15/2018	113,606
250,000	Newmont Mining Corp.	5.1250	10/1/2019	275,046
				388,652
	MUNICIPAL BONDS - 0.7%
250,000	Grant County Public Utility District No. 2 * (Cost $276,562)	5.2900	1/1/2020	276,250

	OIL & GAS - 5.8%
545,000	Drill Rigs Holdings, Inc. ^	6.5000	10/1/2017	553,175
250,000	Nabors Industries, Inc.	5.0000	9/15/2020	278,141
250,000	Petrobras Global Finance BV	1.8486	5/20/2016	251,273
200,000	Petrobras International Finance Co.	5.7500	1/20/2020	213,400
500,000	Transocean, Inc.	6.0000	3/15/2018	559,289
250,000	Transocean, Inc.	6.5000	11/15/2020	284,948
				2,140,226
	PIPELINES - 1.7%
250,000	DCP Midstream LLC ^	9.7500	3/15/2019	319,753
200,000	Energy Transfer Partners LP	4.1500	10/1/2020	210,151
100,000	IFM US Colonial Pipeline 2 LLC ^	6.4500	5/1/2021	106,897
				636,801
	REITS - 1.8%
150,000	American Tower Trust I ^	3.0700	3/15/2023	147,579
300,000	Columbia Property Trust Operating Partnership LP	5.8750	4/1/2018	314,099
200,000	Ventas Realty LP / Ventas Capital Corp.	2.0000	2/15/2018	200,787
				662,465
	RETAIL - 0.8%
250,000	Advance Auto Parts, Inc.	5.7500	5/1/2020	284,782

	SAVINGS & LOANS - 0.8%
250,000	First Niagara Financial Group, Inc.	7.2500	12/15/2021	285,903

	TELECOMMUNICATIONS - 3.7%
50,000	Altice Finco SA ^	9.8750	12/15/2020	56,750
250,000	America Movil SAB de CV	5.0000	10/16/2019	279,255
100,000	Orange SA	2.1250	9/16/2015	101,407
200,000	SBA Tower Trust ^	3.5980	4/15/2018	200,946
200,000	SBA Tower Trust ^	4.2540	4/15/2015	204,817
250,000	Telefonica Emisiones SAU	5.4620	2/16/2021	281,815
60,000	Telemovil Finance Co. Ltd. ^	8.0000	10/1/2017	62,700
150,000	Verizon Communications, Inc.	1.7606	9/15/2016	154,045
				1,341,735
	COLLATERALIZED MORTGAGE OBLIGATIONS - 7.7%
19,690	ASG Resecuritization Trust 2009-2 ^	4.7670	5/24/2036	19,806
105,851	Banc of America Mortgage 2004-C Trust	2.6920	4/25/2034	106,203
78,430	Bear Stearns ARM Trust 2003-4	2.3040	7/25/2033	79,247
63,286	Bear Stearns Asset Backed Securities Trust 2003-AC5	5.5000	10/25/2033	65,645
67,482	Chase Mortgage Finance Trust Series 2007-A1	2.4462	2/25/2037	68,207
191,994	CHL Mortgage Pass-Through Trust 2003-2	5.5000	3/25/2033	183,960
108,197	CHL Mortgage Pass-Through Trust 2003-26	0.5550	8/25/2033	100,223
36,713	Citigroup Mortgage Loan Trust 2008-AR4 ^	2.6758	11/25/2038	36,995
52,611	Citigroup Mortgage Loan Trust 2010-8 ^	4.5000	12/25/2036	54,436
31,107	Credit Suisse First Boston Mortgage Securities Corp.	3.5000	7/25/2018	31,225
401,387	Fannie Mae REMICS	4.0000	7/25/2021	31,286
2,314,116	Fannie Mae REMICS	5.0000	11/25/2025	197,872
749,533	Fannie Mae REMICS	5.8450	6/25/2037	103,873
765,050	Fannie Mae REMICS	5.8450	8/25/2038	98,228
333,872	Fannie Mae REMICS	6.6150	5/25/2037	59,797
646,714	Freddie Mac REMICS	3.0000	8/15/2027	79,958
678,193	Freddie Mac REMICS	7.0480	6/15/2032	115,276
722,104	Government National Mortgage Association	4.0000	12/16/2026	98,748
89,442	GSR Mortgage Loan Trust 2004-6F	5.5000	5/25/2034	94,884
41,041	GSR Mortgage Loan Trust 2005-5F	0.6550	6/25/2035	38,886
71,653	Impac Secured Assets CMN Owner Trust	0.9550	11/25/2034	71,638
149,726	JP Morgan Mortgage Trust 2005-A1	2.7924	2/25/2035	146,743
47,355	Lehman XS Trust Series 2005-1	1.6558	7/25/2035	45,352
35,010	MASTR Alternative Loan Trust 2003-7	6.5000	12/25/2033	38,095
97,000	MASTR Asset Securitization Trust 2005-2	5.3500	11/25/2035	101,570
35,601	Merrill Lynch Mortgage Investors Trust Series MLCC 2003-H	1.9350	1/25/2029	35,280
35,841	Morgan Stanley Mortgage Loan Trust 2004-4	5.0000	8/25/2019	36,532
18,251	Morgan Stanley Mortgage Loan Trust 2005-4	5.5000	8/25/2035	18,589
34,081	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2004-AR4	2.6146	12/25/2034	34,401
36,693	Prime Mortgage Trust 2004-CL1	0.5550	2/25/2034	34,710
76,577	Residential Asset Securitization Trust 2003-A7	5.5000	7/25/2033	84,164
155,512	RFMSI Series 2004-S5 Trust	5.2500	5/25/2034	157,315
18,695	Structured Adjustable Rate Mortgage Loan Trust	2.3710	6/25/2034	18,641
95,674	Structured Asset Sec Corp. Mort Pas Thr Certs Ser 2003 30	5.5000	10/25/2033	101,311
118,756	Structured Asset Securities Corp.	4.6517	9/25/2026	118,939
89,483	Structured Asset Securities Corp. Mo Pa Th Ce Se 1998-3 Tr	1.1550	3/25/2028	87,535
16,810	WaMu Mortgage Pass-Through Certificates Series 2004-CB4 Trust	5.5000	12/25/2019	17,565
21,841	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS2 Trust	5.0000	3/25/2018	22,280
				2,835,415

	TOTAL BONDS & NOTES (Cost $29,608,254)			29,870,911

Shares
	PREFERRED STOCK - 1.9%
	BANKS - 0.9%
5,000	Northern Trust Corp. *	5.8500	10/1/2019	123,750
183	Santander Finance Preferred SAU *	10.5000	9/29/2014	191,784
				315,534
	INDUSTRIALS - 0.3%
5,000	Seaspan Corp. *	8.2500	2/13/2019	130,750

	OIL & GAS - 0.7%
5,000	BreitBurn Energy Partners LP *	8.2500	5/15/2019	127,350
5,000	Legacy Reserves LP *	8.0000	6/15/2019	122,800
				250,150

	TOTAL PREFERRED STOCK (Cost $686,710)			696,434

	TOTAL INVESTMENTS - 98.8% (Cost $36,044,965)(A)			$ 36,290,242
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%			433,708
	TOTAL NET ASSETS - 100.0%			$ 36,723,950

* Non-income producing securities.
REIT - Real Estate Investment Trust.
HELOC - Home Equity Line of Credit

^ 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 17.35% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(A) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $36,044,964 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation	$ 393,341
			Unrealized depreciation	(148,063)
			Net unrealized appreciation	$ 245,278

				Unrealized
				Appreciation/
Contracts				(Depreciation)
	OPEN SHORT FUTRES CONTRACTS
16	US 5YR Note September 2014
	(Underlying Face Amount at Value $190,954)			$ 8,157
12	US 10 Year Future September 2014
	(Underlying Face Amount at Value $150,232)			7,000
4	US Long Bond Future September 2014
	(Underlying Face Amount at Value $55,464)			5,000

	NET UNREALIZED APPRECIATION OF OPEN LONG FUTURES CONTRACTS			$ 20,157

Anfield Universal Fixed Income Fund
NOTES TO PORTFOLIOS OF INVESTMENTS (Unaudited)
July 31, 2014

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Futures Contract Risk - Futures contracts are subject to the same risks as the underlying investments that they represent, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying investments. Investments in futures contracts involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed. In connection with the Fund’s use of futures contracts, if the value of investments is incorrectly forecasted, the Fund might have been in a better position if the Fund had not entered into the contract. Because the futures utilized by the Fund are standardized and exchange traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures). For the period ended July 31, 2014, the Fund had unrealized appreciation on future contracts amounted to $20,157.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - This team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-Advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the Advisor or sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2014, for the Fund’s assets and liabilities measured at fair value:

Security Classifications (b)	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 5,024,302	$ -	$ -	$ 5,024,302
Exchange Traded Funds	698,595	-	-	698,595
Bonds & Notes (a)	-	29,870,911	-	29,870,911
Preferred Stock	696,434	-	-	696,434
Future Contracts	20,157		-	20,157
Total	$ 6,419,331	$ 29,870,911	$ -	$ 36,310,399

(a) All convertible corporate bonds and corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of bonds by industry classification, please refer to the Schedule of Investments.

(b) There were no transfers into or out of Level 1 and Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

9/29/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

9/29/2014

By

*/s/ James Colantino

       James Colantino, Treasurer

Date

9/29/2014